Revenues - Summary of Revenues by Type (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,785	$ 1,740	$ 3,685	$ 3,625
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,785	1,740	3,685	3,625
Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,463	1,420	2,914	2,846
Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	208	197	541	532
Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	114	123	230	247
Legal Professionals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	709	727	1,402	1,448
Legal Professionals [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	689	702	1,364	1,400
Legal Professionals [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	20	25	38	48
Corporates [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	472	442	1,013	949
Corporates [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	413	382	813	752
Corporates [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	59	60	200	197
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	277	250	637	578
Tax & Accounting Professionals [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	190	179	397	378
Tax & Accounting Professionals [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	87	71	240	200
Reuters News [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	218	205	414	415
Reuters News [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	176	164	351	328
Reuters News [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	42	41	63	87
Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	114	123	230	247
Global Print [member] | Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	114	123	230	247
Eliminations/ Rounding [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	(5)	(7)	(11)	(12)
Eliminations/ Rounding [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ (5)	$ (7)	$ (11)	$ (12)